NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
4.	NEW ACCOUNTING PRONOUNCEMENTS

Revenue from Contracts with Customers

Effective January 1, 2018, the Company adopted IFRS 15 Revenue from Contracts with Customers. The Company recognizes revenue from contracts with customers based on a five-step model, which is applied to all contracts with customers.

Determining the amount of variable consideration to recognize, and whether the amount of variable consideration should be constrained, is dependent on management's estimate of the most likely amount to which the Company will be entitled and the probability of a significant reversal in that amount. These determinations require management to make estimates based on historical amounts received, current economic conditions, and current industry conditions, in Canada and abroad, adjusted for forward looking information.

Cost of sales represents the deemed cost of inventory that arose from the fair value measurement of biological assets, subsequent post-harvest costs capitalized to inventory, purchased dried cannabis, costs to produce cannabis oils capitalized to inventory (including the deemed cost of dried inventory that arose from the fair value measurement of biological assets that were used to produce cannabis oils), and packaging costs.

There were no changes required to the Company’s consolidated financial statements as a result of adopting this standard, other than enhanced disclosures.

Financial Instruments

Effective January 1, 2018, the Company adopted IFRS 9 Financial Instruments (“IFRS 9”), which replaced IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”). The standard eliminates the existing IAS 39 categories of held to maturity, available-for-sale and loans and receivable.

The new classification and measurement of the Company’s financial assets and liabilities are as follows:

Amortized cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion. Financial assets classified in this category are measured at amortized cost using the effective interest method.

Fair value through profit or loss ("FVTPL")

This category includes quoted equity instruments which the Company has not irrevocably elected, at initial recognition or transition, to classify at fair value through other comprehensive income. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in profit or loss.

The following table summarizes the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

	IAS 39	IFRS 9
	Classification	Classification
Financial Assets
Cash	FVTPL	FVTPL
Cash equivalents	Amortized cost	Amortized cost
Accounts receivable	Amortized cost	Amortized cost
Due from related parties	Amortized cost	Amortized cost
Refundable deposits	Amortized cost	Amortized cost
Long-term investment	FVTPL	FVTPL

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Payable to joint venture	Amortized cost	Amortized cost
Due to related parties	Amortized cost	Amortized cost

The adoption of this standard did not have a material impact on the measurement of the Company’s financial instruments in these consolidated financial statements, however additional disclosures have been provided.

Impairment of financial assets

The adoption of IFRS 9 has fundamentally changed the Company's accounting of impairment losses for financial assets by replacing IAS 39's incurred loss approach with a forward-looking expected credit loss approach. There were no impairment losses recognized in these consolidated financial statements as a result of the adoption of IFRS 9 as at the date of initial application.